As filed with the Securities and Exchange Commission on December 27, 2000


                                             1933 Act Registration No. 33-39659
                                             1940 Act Registration No. 811-6292

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No.              [   ]
                     Post-Effective Amendment No.  32             [ X ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                            Amendment No.  32 [ X ]

                        (Check appropriate box or boxes.)

                          PAINEWEBBER INVESTMENT TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                      Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                          Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering:
Effective Date of this Post-Effective Amendment.

[   ] Immediately upon filing pursuant to Rule 485(b)
[ X ] On  December 31, 2000 pursuant to Rule 485(b)
[   ] 60 days after filing  pursuant to Rule 485(a)(1)
[   ] On  __________________  pursuant  to Rule  485(a)(1)
[   ] 75 days  after  filing pursuant to Rule 485(a)(2)
[   ] On __________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Tactical Allocation Fund.

PaineWebber
Tactical Allocation Fund







-------------------------------------------------------------------------------
                                   PROSPECTUS
                                December 31, 2000
-------------------------------------------------------------------------------




This prospectus offers Class A, Class B, Class C and Class Y shares in a PaineWebber asset allocation fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

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                      PaineWebber Tactical Allocation Fund


                                    Contents
                                    THE FUND
-------------------------------------------------------------------------------




What every investor     3    Investment Objective, Strategies and Risks
should know about
the fund                4    Performance

                        5    Expenses and Fee Tables

                        6    More About Risks and Investment Strategies


                                 YOUR INVESTMENT
--------------------------------------------------------------------------------



Information for         7    Managings Your Fund Account
managing your fund           -- Flexible Pricing
account                      -- Buying Shares
                             -- Selling Shares
                             -- Exchanging Shares
                             -- Pricing and Valuation


                             ADDITIONAL INFORMATION
-------------------------------------------------------------------------------




Additional important   12    Management
information about
the fund               13    Dividends and Taxes

                       14    Financial Highlights



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Where to learn more          Back cover
about PaineWebber
mutual funds

                          -----------------------------
                          The fund is not a complete or
                          balanced investment program.
                          ------------------------------

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                                Prospectus Page 2

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                      PaineWebber Tactical Allocation Fund


                            Tactical Allocation Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
-------------------------------------------------------------------------------





FUND OBJECTIVE


Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between

o a stock portion that is designed to track the performance of the Standard & Poor's 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

The fund may (but is not required to) use options and futures and other derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing in cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The principal risks presented by the fund are:

o Asset Allocation Risk -- The Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

o Equity Risk -- Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o Interest Rate Risk -- The value of the fund's bond investments generally will fall when interest rates rise.

o Index Tracking Risk -- The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.

o Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o Derivatives Risk -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."




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                                Prospectus Page 3

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                      PaineWebber Tactical Allocation Fund



                                   PERFORMANCE
-------------------------------------------------------------------------------





RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class C shares because they have a longer performance history than any other class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. The table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index. The index is unmanaged and, therefore, does not reflect any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.




Total Return on Class C Shares (1993 is the fund's first full calendar year of operations)

[REPRESENTATION OF BAR CHART]

CALENDAR YEAR                TOTAL RETURN
1993                             7.64%
1994                           - 1.28%
1995                            34.09%
1996                            20.66%
1997                            31.01%
1998                            26.78%
1999                            17.62%

         Total return January 1 to September 30, 2000: 0.91%

         Best quarter during years shown 4th quarter, 1998: 20.82% Worst quarter during years shown 3rd quarter, 1998: (10.33)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

CLASS                   CLASS A   CLASS B    CLASS C    CLASS Y    S&P 500
(Inception Date)       (5/10/93) (1/30/96)  (7/22/92)  (5/10/93)    Index
----------              ------    ------     ------     ------     ------
One Year.............   13.16%    12.59%     16.62%     18.81%     21.03%
Five Years...........   25.68%     N/A       25.88%     27.17%     28.54%
Life of Class........   19.76%    23.46%     18.69%     20.93%        *

------------------
* Average annual total returns for the S&P 500 Index for the life of each class shown were as follows: Class A -- 22.37%, Class B -- 25.94%, Class C -- 20.85% and Class Y -- 22.37%.





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                                Prospectus Page 4

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                      PaineWebber Tactical Allocation Fund



                             EXPENSES AND FEE TABLES
-------------------------------------------------------------------------------





FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                                            CLASS A    CLASS B     CLASS C    CLASS Y
                                                                            -------    -------     -------    -------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)...........................................        4.5%      None        None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)...........................................       None          5%          1%     None
Exchange Fee...........................................................       None       None        None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                             Class A    Class B     Class C    Class Y
                                                                             -------    -------     -------    -------
Management Fees........................................................       0.45%      0.45%      0.45%       0.45%
Distribution and/or Service (12b-1) Fees ..............................       0.25       1.00       1.00        None
Other Expenses.........................................................       0.14       0.15       0.15        0.11
                                                                              ----       ----       ----        ----
Total Annual Fund Operating Expenses...................................       0.84%      1.60%      1.60%       0.56%
                                                                              ====       ====       ====        ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                                             ----       -----       -----       -----
Class A.................................................     $532       $706         $895       $1441
Class B (assuming sale of all shares at end of period)..      663        805         1071        1509
Class B (assuming no sale of shares.....................      163        505          871        1509
Class C (assuming sale of all shares at end of period)..      263        505          871        1900
Class C (assuming no sale of shares)....................      163        505          871        1900
Class Y ................................................       57        179          313         701

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                                Prospectus Page 5

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                      PaineWebber Tactical Allocation Fund



                         MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES
-------------------------------------------------------------------------------




PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. The Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one type of investment to another.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

INDEX TRACKING RISK. The fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. While the fund attempts to replicate, before deduction of fees and operating expenses, the investment results of the Index, the fund's investment results generally will not be identical to those of the Index. Deviations from the performance of the Index may result from shareholder purchases and sales of shares that can occur daily. In addition, the fund must pay fees and expenses that are not borne by the Index.

FOREIGN INVESTING RISK. The S&P 500 Index includes some U.S. dollar denominated securities of foreign issuers. Foreign investing involves risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives are not matched by opposite changes in the value of the assets being hedged.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. In order to protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive or transitional position may not be consistent with achieving the fund's investment objective. The fund may invest all or any portion of its total assets in U.S. Treasury bills when recommended by the Mitchell Hutchins Tactical Allocation Model. The fund normally maintains a limited amount of cash for liquidity purposes.

PORTFOLIO TURNOVER. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% or more (high portfolio turnover).

Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that represent short-term capital gains than they would pay on distributions that represent long-




-------------------------------------------------------------------------------
                                Prospectus Page 6

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                      PaineWebber Tactical Allocation Fund


term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The fund does not restrict the frequency of trading to limit expenses or the tax effect that the fund's distributions may have on shareholders.

-------------------------------------------------------------------------------




                           MANAGING YOUR FUND ACCOUNT
-------------------------------------------------------------------------------

FLEXIBLE PRICING

The fund offers four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

The fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.


CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.


The Class A sales charges for the fund are described in the following table.


CLASS A SALES CHARGES


                                              SALES CHARGE AS A PERCENTAGE OF:        REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                        OFFERING PRICE       NET AMOUNT INVESTED     PERCENTAGE OF OFFERING PRICE
----------------                              ----------           ---------------          -----------------------
Less than $50,000 ........................       4.50%                 4.71%                        4.25%
$50,000 to $99,999........................       4.00                  4.17                         3.75
$100,000 to $249,999......................       3.50                  3.63                         3.25
$250,000 to $499,999......................       2.50                  2.56                         2.25
$500,000 to $999,999......................       1.75                  1.78                         1.50
$1,000,000 and over (1)...................       None                  None                         1.00(2)

-------------

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Systematic Withdrawal Plan are not subject to this charge.

(2)  Mitchell Hutchins pays 1% to the dealer.


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                                Prospectus Page 7

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                      PaineWebber Tactical Allocation Fund


SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o your spouse, parents or children under age 21;

o your Individual Retirement Accounts (IRAs);

o certain employee benefit plans, including 401(k) plans;

o a company that you control;

o a trust that you created;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

o accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

o Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

o Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

     -- you were the Financial Advisor's client at the competing brokerage firm;

     -- within 90 days of buying shares in the fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

     -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

o Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets; or

o Are a participant in the PaineWebber Members Only(SM) Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

o Acquire fund shares through a PaineWebber InsightOne(SM) Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:



                            PERCENTAGE BY WHICH THE
IF YOU SELL                    SHARES' NET ASSET
SHARES WITHIN:                VALUE IS MULTIPLIED:
--------------              -----------------------
1st year since purchase                 5%
2nd year since purchase                 4
3rd year since purchase                 3
4th year since purchase                 2
5th year since purchase                 2
6th year since purchase                 1
7th year since purchase              None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

-------------------------------------------------------------------------------
                                Prospectus Page 8

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                      PaineWebber Tactical Allocation Fund


To minimize your deferred sales charge, we will assume that you are selling:

o First, Class B shares representing reinvested dividends, and

o Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o You participate in the Systematic Withdrawal Plan;

o You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

o You receive a tax-free return of an excess IRA contribution;

o You receive a tax-qualified retirement plan distribution following retirement;

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship;

o The shares are held in trust and the death of the trustee requires liquidation of the trust; or

o The shares are sold in connection with a transfer from an existing PaineWebber mutual funds SIMPLE IRA plan to another fund group's SIMPLE IRA plan.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.


SALES CHARGE WAIVERS. You may be eligible to sell your Class C shares without paying a contingent deferred sales charge if:

o You are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 eligible employees or less than $1 million in assets; or

o The shares are sold in connection with a transfer from an existing PaineWebber mutual funds SIMPLE IRA plan to another fund group's SIMPLE IRA plan.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o Buy shares through PaineWebber's PACE(SM) Multi Advisor Program;

o Buy $10 million or more of PaineWebber fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are a corporation,  bank,  trust  company,  insurance  company,  pension fund,
  employee  benefit  plan,   professional  firm,  trust,  estate  or
  educational, religious or charitable organization with 5,000 or more employees or with over $50 million in investable assets.



The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.


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                                Prospectus Page 9

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                      PaineWebber Tactical Allocation Fund


BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the fund through the fund's transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

   PFPC Inc.
   Attn.: PaineWebber Mutual Funds
   P.O. Box 8950
   Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

o Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

o Mailing an application with a check; or

o Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The fund and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS
-------------------
To open an account.............................  $1,000
To add to an account...........................  $  100

The fund may waive or reduce these amounts for:

o Employees of PaineWebber or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plans.

FREQUENT TRADING. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on the fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. The fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.


SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

o Your name and address;

o The fund's name;

o The fund account number;

o The dollar amount or number of shares you want to sell; and


o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not a part of these programs.




------------------------------------------------------------------------------
                                Prospectus Page 10

-------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund


Mail the letter to:

   PFPC Inc.
   Attn.: PaineWebber Mutual Funds
   P.O. Box 8950
   Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.


Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

o Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and

o A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

The fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION


The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the




-------------------------------------------------------------------------------
                                Prospectus Page 11

-------------------------------------------------------------------------------

                      PaineWebber Tactical Allocation Fund


direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.


-------------------------------------------------------------------------------



                                   MANAGEMENT
-------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is a wholly owned indirect subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. On November 30, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 75 separate portfolios and aggregate assets of approximately $59.5 billion.

PORTFOLIO MANAGER

T. Kirkham Barneby is responsible for the asset allocation decisions for the Fund. He has been responsible for the day-to-day management of the Fund since February 1995. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

ADVISORY FEES

The fund paid fees to Mitchell Hutchins for advisory and administrative services during the last fiscal year at the annual rate of 0.45% of average daily net assets.

OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the shareholders of the fund have not been asked to do so.


-------------------------------------------------------------------------------
                                Prospectus Page 12

-------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund



-------------------------------------------------------------------------------



                               DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

The Fund normally declares and pays dividends and distributes any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of any class of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the fund's shares, and any gain will be subject to federal income tax.

The fund expects that its dividends will include capital gain distributions. The fund may also distribute dividends that are taxed as ordinary income. A distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. The fund will tell you annually how you should treat its dividends for tax purposes.



-------------------------------------------------------------------------------
                                Prospectus Page 13

-------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund



                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



The following financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's Annual Reports to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.


                                                                                       CLASS A
                                                       ----------------------------------------------------------------------


                                                                               FOR THE YEARS ENDED
                                                                                      AUGUST 31,
                                                       -----------------------------------------------------------------------
                                                             2000           1999          1998          1997           1996
                                                       -------------  -------------  -------------  ------------  ------------
Net asset value, beginning of period .......            $     31.79   $      23.55   $       22.23  $      16.15  $      14.86
                                                       -------------  -------------  -------------  ------------  ------------
Net investment income
(loss) .....................................                   0.60@          0.15            0.15          0.18@         0.18
Net realized and unrealized gains
from investments ...........................                   3.92@          8.84            1.47          6.12@         2.31
                                                       ------------   -------------  -------------  ------------  ------------
Net increase from investment operations                        4.52           8.99            1.62          6.30          2.49
                                                       ------------   -------------  -------------  ------------  ------------
Dividends from net investment income .......                  (0.02)         (0.17)          (0.12)        (0.14)        (0.14)
Distributions from net realized gains
from investment transactions ...............                  (0.70)         (0.58)          (0.18)        (0.08)        (1.06)
                                                       ------------   -------------  -------------  ------------   -----------
Total dividends and distributions
to shareholders ............................                  (0.72)         (0.75)          (0.30)        (0.22)        (1.20)
                                                       ------------   -------------  -------------  ------------   -----------
Net asset value, end of period .............            $     35.59   $      31.79   $       23.55  $      22.23  $      16.15
                                                       =============  =============  =============  ============  ============
Total investment return(1) .................                  14.37%         38.65%           7.31%        39.26%        17.35%
                                                       =============  =============  =============  ============  ============
Ratios/supplemental data:
Net assets, end of period (000's) ..........            $   866,956   $     702,580  $     340,245  $    170,759  $     23,551

Expenses to average net assets,
net of waivers from adviser(2) .............                   0.84%          0.84%           0.95%         0.99%         1.17%
Net investment income (loss) to average net
assets, net of waivers from adviser(2) .....                   1.77%          0.56%           0.74%         0.88%         1.12%
Portfolio turnover rate ....................                    122%             6%             33%            6%            6%




                               CLASS B
------------------------------------------------------------------------------
                                                                   FOR THE
                                                                   PERIOD
                          FOR THE YEARS ENDED                     JANUARY 30,
                               AUGUST 31,                          1996+ TO
----------------------------------------------------------------  AUGUST 31,
       2000             1999           1998            1997           1996
---------------    -------------   -------------   -------------  --------------
$         31.41    $       23.32   $       22.08   $      16.13   $       15.54
---------------    -------------   -------------   -------------  --------------

           0.33@           (0.04)           0.00           0.03@          0.02

           3.88@            8.73            1.43           6.09@          0.57
---------------    -------------   -------------   ------------   -------------
           4.21             8.69            1.43           6.12           0.59
---------------    -------------   -------------   ------------   -------------
            --             (0.02)          (0.01)         (0.09)           --

          (0.70)           (0.58)          (0.18)         (0.08)           --
---------------    -------------   -------------   ------------- --------------
          (0.70)           (0.60)          (0.19)         (0.17)          0.00
---------------    -------------   -------------   -------------  -------------
$         34.92    $       31.41   $       23.32   $      22.08   $      16.13
===============    =============   =============   ============   =============
          13.54%           37.61%           6.49%         38.14%          3.80%
===============    =============   =============   ============   =============
$     1,091,107    $     964,933   $     483,068   $    239,836   $     28,495

           1.60%            1.59%           1.71%          1.74%          1.84%*

           1.00%          (0.20)%         (0.02)%          0.13%          0.47%*
            122%               6%             33%             6%             6%

------------------

+    Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended August 31, 2000 and August 31,1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represented less than 0.005%.

#     Actual amount is less than $0.005.


--------------------------------------------------------------------------------
                               Prospectus Page 14

-------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund



                                   CLASS C
 ---------------------------------------------------------------------------


                               FOR THE YEARS ENDED
                                     AUGUST 31,
 --------------------------------------------------------------------------
       2000           1999           1998            1997            1996
 -------------  --------------   -------------  -------------   -----------
  $     31.60   $        23.45    $      22.18   $      16.12   $     14.87
 -------------   -------------    ------------   ------------   -----------

         0.34@           (0.06)          (0.01)          0.03@         0.06

         3.90@            8.79            1.45           6.11@         2.32
 ------------    -------------    ------------   ------------   -----------
         4.24             8.73            1.44           6.14          2.38
 ------------    -------------    ------------   ------------   -----------
          --             (0.00)#           --              --         (0.07)

        (0.70)           (0.58)          (0.17)         (0.08)        (1.06)
 ------------    -------------    ------------   ------------   -----------

        (0.70)           (0.58)          (0.17)         (0.08)        (1.13)
 ------------    -------------    ------------   ------------   -----------
  $     35.14    $       31.60    $      23.45   $      22.18   $     16.12
 ============    =============    ============   ============   ===========
        13.55%           37.58%           6.49%         38.20%        16.52%
 ============    =============     ============  ============   ===========

  $   868,545    $     738,781    $    397,767   $    233,044   $    73,630


         1.60%           1.60%           1.70%           1.75%         1.95%

         1.01%          (0.20)%         (0.01)%         0.14%         1.35%
          122%              6 %            33 %            6%            6%




                                   CLASS Y
 ---------------------------------------------------------------------------


                               FOR THE YEARS ENDED
                                     AUGUST 31,
 --------------------------------------------------------------------------
       2000           1999           1998            1997            1996
 -------------  --------------   -------------  -------------   -----------
  $     31.99   $        23.68    $      22.33   $      16.20   $     14.88
 -------------   -------------    ------------   ------------   -----------

         0.71@            0.22            0.21           0.23@         0.30

         3.95@            8.91            1.49           6.13@         2.24
 ------------    -------------    ------------   ------------   -----------
         4.66             9.13            1.70           6.36          2.54
 ------------    -------------    ------------   ------------   -----------
        (0.03)           (0.24)          (0.17)         (0.15)        (0.16)

        (0.70)           (0.58)          (0.18)         (0.08)        (1.06)
 ------------    -------------    ------------   ------------   -----------

        (0.73)           (0.82)          (0.35)         (0.23)        (1.22)
 ------------    -------------    ------------   ------------   -----------
  $     35.92    $       31.99    $      23.68   $      22.33   $     16.20
 ============    =============    ============   ============   ===========
        14.72%           39.03%           7.62%         39.55%        17.70%
 ============    =============     ============  ============   ===========

  $   199,095    $     129,893    $     74,872   $     36,467   $    12,803


         0.56%            0.58%           0.67%          0.74%         0.95%

         2.09%            0.82%           1.03%          1.16%         1.38%
          122%               6%             33%             6%            6%




--------------------------------------------------------------------------------
                                Prospectus Page 15

--------------------------------------------------------------------------------
                      PaineWebber Tactical Allocation Fund



TICKER SYMBOL:       Tactical Allocation Fund Class:    A: PWTAX
                                                        B: PWTBX
                                                        C: KPAAX
                                                        Y: None

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGARDatabase on the SEC's Internet website at: http://www.sec.gov



 Paine Webber Investment Trust
- Paine Webber Tactical Allocation Fund Investment
Company Act File No. 811-6292

(C)2000 PaineWebber Incorporated. All rights reserved.




-------------------------------------------------------------------------------

                      PAINEWEBBER TACTICAL ALLOCATION FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         PaineWebber Tactical Allocation Fund is a diversified series of PaineWebber Investment Trust, ("Trust"), a professionally, managed, open-end management investment company organized as a Massachusetts business trust.

         The investment adviser, administrator and distributor for the fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the fund, Mitchell Hutchins has appointed PaineWebber to serve as dealer for the sale of fund shares.

         Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the fund's Annual Report without charge by calling toll-free 1-800-647-1568.

         This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated December 31, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated December 31, 2000.



                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
 The Fund and Its Investment Policies......................................  2
 The Fund's Investments, Related Risks and Limitations.....................  3
 Strategies Using Derivative Instruments................................... 10
 Organization of the Trust; Board Members and Officers; Principal Holders and
  Management Ownership of Securities....................................... 17
 Investment Advisory, Administration and Distribution Arrangements......... 24
 Portfolio Transactions.................................................... 29
 Reduced Sales Charges, Additional Exchange and Redemption Information and
  Other Services........................................................... 31
 Conversion of Class B Shares.............................................. 37
 Valuation of Shares....................................................... 37
 Performance Information................................................... 38
 Taxes..................................................................... 40
 Other Information......................................................... 43
 Financial Statements...................................................... 44

                      THE FUND AND ITS INVESTMENT POLICIES

         The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

         The fund's investment objective is total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the S&P 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

         The fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Mitchell Hutchins allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.

         The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

         If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.

         The fund deviates from the recommendations of the Tactical Allocation Model only to the extent necessary to maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares.

         In its stock portion, the fund attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least 0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar-denominated equity securities of foreign issuers, and the fund invests in those securities to the extent needed to track the performance of the S&P 500 Index.

         For its bond investments, the fund seeks to invest in U.S. Treasury notes having five years remaining until maturity at the beginning of the calendar year when the investment is made. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury notes with either remaining maturities as close as possible to five years or overall durations that are as close as possible to the duration of five-year U.S. Treasury notes.

         Similarly, for its cash investments, the fund seeks to invest in U.S. Treasury bills with remaining maturities of 30 days. However, if those instruments are not available at favorable prices, the fund may invest in U.S. Treasury bills that have either remaining maturities as close as possible to 30 days or overall durations that are as close as possible to the duration of 30-day U.S. Treasury bills. The fund may hold U.S. Treasury bills that mature prior to the first business day of the following month when Mitchell Huchins determines the monthly asset allocation of the fund's assets based on Tactical Allocation Model's recommendation. If, in Mitchell Hutchins' judgment, it is not practicable to reinvest the proceeds in U.S. Treasury bills, Mitchell Hutchins may invest the fund's cash assets in securities with remaining maturities of 30 days or less that are issued or guaranteed by U.S. government agencies or instrumentalities and in repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay fund operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis. The fund may (but is not required to) use options and futures and other derivatives to effect all or part of an asset reallocation by adjusting the fund's exposure to the different asset classes.

         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 20% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations.
Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

         EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

         Preferred stock has certain fixed income features, like a bond, but is actually equity that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

         While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

          BONDS are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

         Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning of the fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

         Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

         Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of the fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.


         Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.


          INVESTING IN FOREIGN SECURITIES. The fund may invest in U.S. dollar-denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         The fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of the fund's investment policies, ADRs generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

         ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

         Investment income and gains on certain foreign securities in which the fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.


         WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

          TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Other than its investments in U.S. Treasury bills as indicated by the Tactical Allocation Model, Tactical Allocation Fund may invest to a limited extent in money market instruments for cash management purposes. Its investments are limited to 1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, 2) repurchase agreements and 3) other investment companies that invest exclusively in money market instruments.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act of 1940, as amended ("Investment Company Act"), which at present restrict investments in registered investment companies to no more than 10% of the fund's total assets. The shares of other investment companies are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies.

         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest-only and principal-only classes of mortgage-backed securities generally are considered illiquid. However, interest only and principal only classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins has determined that they are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

          The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

         Mitchell Hutchins also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to the fund later than the normal settlement date for such securities at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.  The  actual  principal  amount  and  maturity  date are  determined  upon settlement when the specific mortgage pools are assigned. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed-delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts." The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

         LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvestment cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the boards governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

         SHORT SALES "AGAINST THE BOX." Short sales of securities the fund owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns are known as short sales "against the box". To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

         The fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

         SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or swaps.

INVESTMENT LIMITATIONS OF THE FUND

         FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of its outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowing limitation in fundamental limitation number 3, the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

         The fund will not:


      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         The fund will not:

      (1) invest more than 10% of its net assets in illiquid securities.

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS


         GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The Fund is limited to stock index options and futures, futures on U.S. Treasury notes and bills and options on these permitted futures contracts. The particular Derivative Instruments that may be used by the fund is described below.

         The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

         OPTIONS ON EQUITY AND DEBT SECURITIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

         OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         INTEREST RATE FUTURES CONTRACTS -- Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. In addition, the fund may use Derivative Instruments to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses). Tactical Allocation Fund, in particular, may use Derivative Instruments to reallocate its exposure to different asset classes when the Tactical Allocation Model's recommends asset allocation mix changes. The fund also may use Derivative Instruments to facilitate trading and to reduce transaction costs.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely,  a  long  hedge  is a  purchase  or  sale  of a  Derivative
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         The fund may purchase and write (sell) covered straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities or interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

         COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations -- Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

         The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         LIMITATIONS ON THE USE OF OPTIONS. The fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

      (1) The fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

      (2) The aggregate value of securities underlying put options written by the fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

      (3) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

         FUTURES. The fund may purchase and sell securities index futures contracts or interest rate futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

         Futures strategies also can be used to manage the average duration of the fund's bond portfolio. If Mitchell Hutchins wishes to shorten the average duration of the fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

         The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

      (1) The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money," may not exceed 5% of the fund's net assets.

      (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by the fund that are held at any time will not exceed 20% of its net assets.

      (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by the fund will not exceed 5% of its total assets.

    ORGANIZATION OF THE TRUST; BOARD MEMBERS AND OFFICERS; PRINCIPAL HOLDERS
                     AND MANAGEMENT OWNERSHIP OF SECURITIES

         The Trust was formed on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and has two operating series. The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value of $0.001 per share.

         The Trust is governed by a board of trustees, which oversees its operations. The trustees ("board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



NAME AND ADDRESS; AGE    POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------          TRUST         ----------------------------------------
                         -----------------
Margo N. Alexander*+; 53      Trustee        Mrs.  Alexander is Chairman  (since
                                             March  1999),  and  a  director  of
                                             Mitchell  Hutchins  (since  January
                                             1995)   and   an   executive   vice
                                             president   and   a   director   of
                                             PaineWebber (since March 1984). She
                                             was  chief  executive   officer  of
                                             Mitchell Hutchins from January 1995
                                             to October 2000. Mrs.  Alexander is
                                             a   director   or   trustee  of  30
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.





 Richard Q. Armstrong; 65     Trustee        Mr.  Armstrong   is  chairman   and
 R.Q.A Enterprises                           principal  of  R.Q.A.   Enterprises
 One Old Church Road                         (management consulting firm) (since
 Unit #6                                     April 1991 and principal occupation
 Greenwich, CT 06830                         since  March  1995).  He is  also a
                                             director of AlFresh Foods Beverages
                                             Canada,  Inc. (a Canadian  Beverage
                                             subsidary  of AlFresh  Foods  Inc.)
                                             (since October 2000). Mr. Armstrong
                                             was  chairman  of the board,  chief
                                             executive  officer and  co-owner of
                                             Adirondack  Beverages (producer and
                                             distributor   of  soft  drinks  and
                                             sparkling/still   waters)  (October
                                             1993-March  1995). He was a partner
                                             of The New England Consulting Group
                                             (management     consulting    firm)
                                             (December  1992-September 1993). He
                                             was managing  director of LVMH U.S.
                                             Corporation (U.S. subsidiary of the
                                             French  luxury goods  conglomerate,
                                             Louis   Vuitton   Moet    Hennessey
                                             Corporation)     (1987-1991)    and
                                             chairman  of its wine  and  spirits
                                             subsidiary,  Schieffelin & Somerset
                                             Company (1987-1991).  Mr. Armstrong
                                             is a  director  or  trustee  of  29
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.





NAME AND ADDRESS; AGE   POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------        TRUST         ----------------------------------------
                       -----------------
E. Garrett Bewkes,     Trustee and Chairman  Mr.  Bewkes  serves as a consultant
 Jr.**+; 74             of the Board of      to  PaineWebber  (since  May 1999).
                            Trustees         Prior to  November  2000,  he was a
                                             director of Paine Webber Group Inc.
                                             ("PW  Group",  formerly the holding
                                             company of PaineWebber and Mitchell
                                             Hutchins) and prior to 1996, he was
                                             a consultant to PW Group.  Prior to
                                             1988, he was chairman of the board,
                                             president   and   chief   executive
                                             officer   of   American    Bakeries
                                             Company.  Mr.  Bewkes is a director
                                             of Interstate Bakeries Corporation.
                                             Mr. Bewkes is a director or trustee
                                             of  40  investment   companies  for
                                             which      Mitchell       Hutchins,
                                             PaineWebber   or   one   of   their
                                             affiliates   serves  as  investment
                                             adviser.

 Richard R. Burt; 53     Trustee             Mr.   Burt  is   chairman   of  IEP
 1275 Pennsylvania Ave., NW                  Advisors,     LLP    (international
 Washington, DC 20004                        investments  and  consulting  firm)
                                             (since March 1994) and a partner of
                                             McKinsey   &  Company   (management
                                             consulting  firm) (since 1991).  He
                                             is    also    a     director     of
                                             Archer-Daniels-Midland          Co.
                                             (agricultural         commodities),
                                             Hollinger     International     Co.
                                             (publishing)  and Homestake  Mining
                                             Corp. (gold mining), six investment
                                             companies  in  the  Deutsche   Bank
                                             family  of funds,  nine  investment
                                             companies  in  the  Flag  Investors
                                             family   of  funds,   The   Central
                                             European Fund, Inc. and The Germany
                                             Fund Inc.,  vice chairman of Anchor
                                             Gaming   (provides   technology  to
                                             gaming   and   wagering   industry)
                                             (since  July 1999) and  chairman of
                                             Weirton  Steel  Corp.   (makes  and
                                             finishes  steel  products)   (since
                                             April  1996).   He  was  the  chief
                                             negotiator  in the  Strategic  Arms
                                             Reduction  Talks  with  the  former
                                             Soviet  Union  (1989-1991)  and the
                                             U.S.   Ambassador  to  the  Federal
                                             Republic  of  Germany  (1985-1989).
                                             Mr.  Burt is a director  or trustee
                                             of  29  investment   companies  for
                                             which      Mitchell       Hutchins,
                                             PaineWebber   or   one   of   their
                                             affiliates   serves  as  investment
                                             adviser.

Meyer Feldberg; 58       Trustee             Mr.Feldberg  is Dean and  Professor
Columbia University                          of   Management   of  the  Graduate
101 Uris Hall                                School   of   Business,    Columbia
New York, NY 10027                           University.  Prior to 1989,  he was
                                             president of the Illinois Institute
                                             of  Technology.  Dean  Feldberg  is
                                             also a director of  Primedia,  Inc.
                                             (publishing),  Federated Department
                                             Stores,     Inc.    (operator    of
                                             department stores) and Revlon, Inc.
                                             (cosmetics).  Dean  Feldberg  is  a
                                             director    or    trustee   of   37
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.


NAME AND ADDRESS; AGE    POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------          TRUST         ----------------------------------------
                         -----------------
 George W. Gowen; 71       Trustee           Mr.  Gowen is a partner  in the law
 666 Third Avenue                            firm  of  Dunnington,  Bartholow  &
 New York, NY 10017                          Miller. Prior to May 1994, he was a
                                             partner  in the law firm of  Fryer,
                                             Ross  &  Gowen.   Mr.  Gowen  is  a
                                             director    or    trustee   of   37
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.

Frederic V. Malek; 64      Trustee           Mr.  Malek is  chairman  of  Thayer
1455 Pennsylvania Ave.,                      Capital  Partners  (merchant  bank)
 N.W. Suite 350                              and   chairman   of  Thayer   Hotel
Washington, DC 20004                         Investors     II    and     Lodging
                                             Opportunities Fund (hotel investing
                                             partnerships). From January 1992 to
                                             November   1992,  he  was  campaign
                                             manager of  Bush-Quayle  `92.  From
                                             1990 to 1992,  he was vice chairman
                                             and,  from  1989  to  1990,  he was
                                             president  of  Northwest   Airlines
                                             Inc. and NWA Inc.  (holding company
                                             of Northwest  Airlines Inc.). Prior
                                             to  1989,  he was  employed  by the
                                             Marriott    Corporation    (hotels,
                                             restaurants,  airline  catering and
                                             contract  feeding),  where  he most
                                             recently  was  an  executive   vice
                                             president and president of Marriott
                                             Hotels and  Resorts.  Mr.  Malek is
                                             also   a    director    of    Aegis
                                             Communications,                Inc.
                                             (tele-services),           American
                                             Management      Systems,       Inc.
                                             (management consulting and computer
                                             related  services),  Automatic Data
                                             Processing,  Inc.  (computing),  CB
                                             Richard  Ellis,  Inc.  (real estate
                                             services),    FPL    Group,    Inc.
                                             (electric     services),     Global
                                             Vacation      Group       (packaged
                                             vacations),  HCR/Manor  Care,  Inc.
                                             (health care),  SAGA Systems,  Inc.
                                             (software  company)  and  Northwest
                                             Airlines   Inc.   Mr.  Malek  is  a
                                             director    or    trustee   of   29
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.


NAME AND ADDRESS; AGE    POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------          TRUST         ----------------------------------------
                         -----------------

Carl W. Schafer; 64        Trustee           Mr.  Schafer  is  president  of the
66 Witherspoon Street,                       Atlantic   Foundation   (charitable
 #1100                                       foundation     supporting    mainly
Princeton, NJ 08542                          oceanographic    exploration    and
                                             research).  He  is  a  director  of
                                             Labor   Ready,   Inc.    (temporary
                                             employment),  Roadway Express, Inc.
                                             (trucking),  The Guardian  Group of
                                             Mutual Funds, the Harding,  Loevner
                                             Funds,    E.I.I.    Realty    Trust
                                             (investment     company),     Evans
                                             Systems,    Inc.    (motor   fuels,
                                             convenience  store and  diversified
                                             company),    Electronic    Clearing
                                             House, Inc. (financial transactions
                                             processing),      Frontier      Oil
                                             Corporation and  Nutraceutix,  Inc.
                                             (bio-technology  company). Prior to
                                             January  1993,  he was  chairman of
                                             the Investment  Advisory  Committee
                                             of  the   Howard   Hughes   Medical
                                             Institute.   Mr.   Schafer   is   a
                                             director    or    trustee   of   29
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment   adviser.

Brian M. Storms*+; 46    Trustee and         Mr.   Storms  is  chief   executive
                          President          officer  (since  October  2000) and
                                             president   of  Mitchell   Hutchins
                                             (since March 1999).  Mr. Storms was
                                             president of Prudential Investments
                                             (1996-1999).   Prior   to   joining
                                             Prudential,   he  was  a   managing
                                             director at  Fidelity  Investments.
                                             Mr.   Storms  is  president  and  a
                                             director    or    trustee   of   30
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment   adviser.

 T. Kirkham Barneby*; 54   Vice President    Mr. Barneby is a managing  director
                                             and        chief         investment
                                             officer-quantitative investments of
                                             Mitchell Hutchins. Mr. Barneby is a
                                             vice  president  of  14  investment
                                             companies   for   which    Mitchell
                                             Hutchins,  PaineWebber  or  one  of
                                             their    affiliates    serves    as
                                             investment     adviser.

Thomas Disbrow***;34       Vice President    Mr.   Disbrow   is  a  first   vice
                           and Assistant     president  and a  senior manager of
                           Treasurer         the mutual fund  finance department
                                             of   Mitchell   Hutchins. Prior  to
                                             November  1999,  he   was  a   vice
                                             president of Zweig/Glaser Advisers.
                                             Mr.  Disbrow  is a  vice  president
                                             and   assistant   treasurer  of  30
                                             investment   companies  for   which
                                             Mitchell Hutchins, PaineWebber   or
                                             one of their affiliates  serves  as
                                             investment  adviser.


NAME AND ADDRESS; AGE    POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------          TRUST         ----------------------------------------
                         -----------------
Amy R. Doberman**; 38     Vice President     Ms.   Doberman  is  a  senior  vice
                                             president  and  general  counsel of
                                             Mitchell  Hutchins.  From  December
                                             1996  through  July  2000,  she was
                                             general     counsel    of    Aeltus
                                             Investment  Management,  Inc. Prior
                                             to working at Aeltus,  Ms. Doberman
                                             was  a   Division   of   Investment
                                             Management  Assistant Chief Counsel
                                             at the SEC. Ms.  Doberman is a vice
                                             president    of    29    investment
                                             companies and a vice  president and
                                             secretary of one investment company
                                             for   which   Mitchell    Hutchins,
                                             PaineWebber   or   one   of   their
                                             affiliates   serves  as  investment
                                             adviser.

John J. Lee***; 32       Vice President      Mr. Lee is a vice  president  and a
                         and Assistant       manager of the mutual fund  finance
                         Treasurer           department  of  Mitchell  Hutchins.
                                             Prior to September  1997, he was an
                                             audit   manager  in  the  financial
                                             services  practice of Ernst & Young
                                             LLP.  Mr.  Lee is a vice  president
                                             and   assistant   treasurer  of  30
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment   adviser.

Kevin J. Mahoney***;35   Vice President      Mr.   Mahoney   is  a  first   vice
                         and Assistant       president  and a senior  manager of
                         Treasurer           the mutual fund finance  department
                                             of Mitchell  Hutchins.  From August
                                             1996 through March 1999, he was the
                                             manager of the mutual fund internal
                                             control   group  of  Salomon  Smith
                                             Barney.  Prior to August  1996,  he
                                             was  an  associate   and  assistant
                                             treasurer for  BlackRock  Financial
                                             Management  L.P.  Mr.  Mahoney is a
                                             vice    president   and   assistant
                                             treasurer    of    30    investment
                                             companies   for   which    Mitchell
                                             Hutchins,  PaineWebber  or  one  of
                                             their    affiliates    serves    as
                                             investment    adviser.

Ann E. Moran***; 43      Vice President      Ms. Moran is a vice president and a
                         and Assistant       manager of the mutual fund  finance
                         Treasurer           department  of  Mitchell  Hutchins.
                                             Ms. Moran is a vice  president  and
                                             assistant     treasurer    of    30
                                             investment   companies   for  which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment   adviser.

Dianne E. O'Donnell**;   Vice President      Ms.  O'Donnell  is  a  senior  vice
  48                     and Secretary       president   and   deputy    general
                                             counsel of Mitchell  Hutchins.  Ms.
                                             O'Donnell is a vice  president  and
                                             secretary    of    29    investment
                                             companies and a vice  president and
                                             assistant    secretary    of    one
                                             investment    company   for   which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment    adviser.

Paul H. Schubert***; 37  Vice President      Mr.   Schubert  is  a  senior  vice
                         and Treasurer       president  and the  director of the
                                             mutual fund finance  department  of
                                             Mitchell Hutchins.  Mr. Schubert is
                                             a vice  president  and treasurer of
                                             30  investment  companies for which
                                             Mitchell  Hutchins,  PaineWebber or
                                             one of their  affiliates  serves as
                                             investment adviser.


NAME AND ADDRESS; AGE    POSITION WITH THE   BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
---------------------          TRUST         ----------------------------------------
                         -----------------
Barney A. Taglialatela     Vice President    Mr.    Taglialatela   is   a   vice
 ***; 39                   Assistant         president  and  a  manager  of  the
                           Treasurer         mutual fund finance  department  of
                                             Mitchell Hutchins. Mr. Taglialatela
                                             is a vice  president  and assistant
                                             treasurer    of    30    investment
                                             companies   for   which    Mitchell
                                             Hutchins,  PaineWebber  or  one  of
                                             their    affiliates    serves    as
                                             investment adviser.

Keith A. Weller**; 39      Vice President    Mr.   Weller   is  a   first   vice
                           and Assistant     president   and  senior   associate
                           Secretary         general    counsel   of    Mitchell
                                             Hutchins.  Mr.  Weller  is  a  vice
                                             president and  assistant  secretary
                                             of  30  investment   companies  for
                                             which      Mitchell       Hutchins,
                                             PaineWebber   or   one   of   their
                                             affiliates   serves  as  investment
                                             adviser.



-------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins and/or PaineWebber.

         The Trust pays board members who are not "interested persons" of the Trust ("disinterested trustees") $1,500 annually for the Fund, an additional $1,000 for the Trust's second series and up to $150 per series for each board meeting and each separate meeting of a board committee. The Trust thus pays an independent board member $2,500 annually plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

         The  table  below  includes   certain   information   relating  to  the
compensation of the Trust's current board members from the Trust and the compensation of those board members from all PaineWebber funds during the periods indicated.

                               COMPENSATION TABLE+


                                                         TOTAL COMPENSATION
                                       AGGREGATE              FROM THE
                                     COMPENSATION           TRUST AND THE
NAME OF PERSON, POSITION           FROM THE TRUST(1)       FUND COMPLEX(2)
------------------------           ----------------     -------------------
Richard Q. Armstrong, Trustee.....     $4,060                $104,650
Richard R. Burt, Trustee..........      4,060                 102,850
Meyer Feldberg, Trustee...........      5,410                 143,650
George W. Gowen, Trustee..........      4,060                 138,400
Frederic V. Malek, Trustee........      4,060                 104,650
Carl W. Schafer, Trustee..........      4,000                 104,650

--------------------

+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

(1) Represents total fees paid by the Trust to each board member indicated for the fiscal year ended August 31, 2000. These fees are allocated in part to the fund and in part to the other series of the Trust.

(2) Represents total compensation paid during the calendar year ended December 31, 1999 to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.


            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         As of November 30, 2000, trustees and officers of the Trust owned in the aggregate less than 1% of the outstanding shares of any class of the fund.

         As of November 30, 2000, the fund's records showed the following shareholders as owning 5% or more of any class of the fund's shares.



                                                                      PERCENTAGE OF CLASS Y SHARES
                    NAME AND ADDRESS*                          BENEFICIALLY OWNED AS OF NOVEMBER 30, 2000
----------------------------------------------------          -------------------------------------------
Michael S. Reese and Pamela W. Reese, Tenants in Common                           4.79%
Ernest J. Boch, Global Account, c/o Robert Wakely                                 7.88%
Boch Business Trust, Ernest Boch Trustee Global Account                          13.64%
Northern Trust Company as Trustee, FBO PaineWebber 401 K Plan                    36.45%

--------------------

* The shareholders listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

         Investment Advisory and Administration Arrangements. Mitchell Hutchins acts as the investment adviser and administrator of the fund pursuant to a contract ("Advisory Contract") with the Trust. Under the Advisory Contract, the fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, as set forth below:

                                   ANNUAL
AVERAGE DAILY NET ASSETS            RATE
------------------------           ------
Up to $250 million.................0.500%
Over $250 million..................0.450

         During the fiscal  years  ended  August 31,  2000,  August 31, 1999 and
August  31,  1998,   Mitchell   Hutchins   earned  (or  accrued)   advisory  and
administration fees of $12,616,827, $9,214,743 and $4,895,190, respectively.

         Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific series are allocated among series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

         Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.

         SECURITIES LENDING. During the fiscal years ended August 31, 2000 and August 31, 1999, the fund paid (or accrued) $692,987 and $176,811, respectively, to PaineWebber for its services as securities lending agent.

         NET ASSETS. The following table shows the approximate net assets as of November 30, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser. An investment company may fall into more than one of the categories below.


INVESTMENT CATEGORY                     NET ASSETS
-------------------                       ($MIL)
                                        ----------
Domestic (excluding Money Market) ...   $ 7,949
Global ..............................     4,526
Equity/Balanced .....................     8,456
Fixed Income (excluding Money Market)     4,019
Taxable Fixed Income ................     2,631
Tax-Free Fixed Income ...............     1,387
Money Market Funds ..................    47,003

         PERSONAL TRADING POLICIES. The fund and Mitchell Hutchins each have adopted a code of ethics under rule 17f-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fradulent, deceptive or manipulative conduct in connection with that personal investing.

         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of the fund under a distribution contract with the fund ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Under a dealer agreement between Mitchell Hutchins and PaineWebber relating to each class of shares of the fund ("PW Dealer Agreement"), PaineWebber and its correspondent firms sell the fund's shares. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114 and PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028.

         Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and, collectively, "Plans"), the fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the class of shares. Under the Class B Plan and the Class C Plan, the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares, respectively. There is no distribution plan with respect to the fund's Class Y shares, and the fund pays no service or distribution fees with respect to its Class Y shares.

         Mitchell Hutchins uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

         Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

o Offset the commissions it pays to PaineWebber for selling the fund's Class B and Class C shares, respectively.

o Offset the fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

         PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

         Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.


         The Plans and the related Distribution Contract for Class A, Class B and Class C shares specify that the fund must pay service and distribution fees to Mitchell Hutchins for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. Annually, the board reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

         Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of the Trust.

         In reporting amounts expended under the Plans to the board members, Mitchell Hutchins allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.

         The fund paid (or accrued) the following service and/or distribution fees to Mitchell Hutchins under the Class A, Class B and Class C Plans during the fiscal year ended August 31, 2000:

         Class A...........  $ 1,967,523
         Class B...........  $10,199,321
         Class C...........  $ 8,091,186

         Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended August 31, 2000:

CLASS A
Marketing and advertising.....................$1,156,898
Amortization of commissions...................       -0-
Printing of prospectuses and SAIs.............     4,054
Branch network costs allocated and
interest expense.............................. 1,560,233
Service fees paid to PaineWebber
Financial Advisors............................   757,021

CLASS B
Marketing and advertising.....................$1,518,136
Amortization of commissions................... 4,021,133
Printing of prospectuses and SAIs.............     5,320
Branch network costs allocated and
interest expense.............................. 2,599,574
Service fees paid to PaineWebber
Financial Advisors............................   981,355

CLASS C
Marketing and advertising.....................$1,198,890
Amortization of commissions................... 2,335,298
Printing of prospectuses and SAIs.............     4,202
Branch network costs allocated and
interest expense ............................. 1,641,339
Service fees paid to PaineWebber
Financial Advisors............................   778,432

         "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the fund's shares, including the PaineWebber retail branch system.

         In approving the fund's overall Flexible Pricing(SM) system of distribution, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

         In approving the Class A Plan, the board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

         In approving the Class B Plan, the board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth of the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

         In approving the Class C Plan, the board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from fund purchase payments and instead having the entire amount of their purchase payments immediately invested in fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber Financial Advisors and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the Financial Advisors and correspondent firms, resulting in greater growth to the fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth,
(5) the services provided to the fund and its shareholders by Mitchell Hutchins,
(6) the services provided by PaineWebber pursuant to its PW Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The board members also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its Financial Advisors, without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption after one year following purchase was conditioned upon its expectation of being compensated under the Class C Plan.

         With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

         Under the Distribution Contract for Class A shares, for the fiscal years set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of reallowances to PaineWebber as dealer.

                        FISCAL YEARS ENDED AUGUST 31,
                        ------------------------------
                       2000        1999          1998
                       ----        ----          ----
Earned ..........  $2,244,889   $4,648,952   $3,764,774
Retained.........     147,280      245,303      243,663



         Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of shares for the fiscal year ended August 31, 2000:


Class A............... $          0
Class B...............    3,757,807
Class C...............      280,329



                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the fiscal years ended August 31, 2000, August 31, 1999 and August 31, 1998, the fund paid $741,440, $363,697 and $440,215, respectively, in brokerage commissions.

         The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. During the fiscal years ended August 31, 2000, August 31, 1999 and August 31, 1998, the fund paid $0, $3,571 and $5,496, respectively, in brokerage commissions to PaineWebber.

         During the fiscal year ended August 31, 2000, Mitchell Hutchins directed no transactions to brokers chosen because they provided research services.

         Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

         In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, Mitchell Hutchins may cause the fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the fund and its other clients.

         Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

         Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

         The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the funds.

         PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The fund's portfolio turnover rates for the fiscal years ended August 31, 2000, and August 31, 1999 were 122% and 6%, respectively. The increase in portfolio turnover for the fiscal year ended August 31, 2000 was attributable to changes in portfolio composition as dictated by the Tactical Allocation Model.

            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

o Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

o Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

         In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

         COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

         An "eligible group of related fund investors" can consist of any combination of the following:

         (a) an individual, that individual's spouse, parents and children;

         (b) an individual and his or her individual retirement account ("IRA");

         (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

          (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

          (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

          (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

          (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

         (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.


         RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.


         REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of the fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption might not be deductible under certain circumstances. See "Taxes" below.

         WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- Class B Shares. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.


          PURCHASES OF CLASS Y SHARES THROUGH THE PACE(SM) MULTI ADVISOR PROGRAM. An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class Y shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.

          PURCHASES  OF CLASS A SHARES  THROUGH THE  PAINEWEBBER  INSIGHTONE(SM)
PROGRAM. Investors who purchase shares through the PaineWebber InsightOne(SM) Program are eligible to purchase Class A shares without a sales load. The PaineWebber InsightOne(SM) Program offers a nondiscretionary brokerage account to PaineWebber clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions on other markups/markdowns.

         PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(k) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan for employees of PaineWebber and certain of its affiliates, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

         ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

         If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

         The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

         SERVICE ORGANIZATIONS. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

         AUTOMATIC INVESTMENT PLAN. PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund. Participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the plan, the investor will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

         SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their PaineWebber mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

     o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

     o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

         Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

         An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, PaineWebber will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or PFPC at 1-800-647-1568.

         INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

         TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN(SM);
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA)(R)

         Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

         To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

         The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.


         PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time. In deciding whether to use dollar cost averaging, an investor should also consider whether a large, single investment would qualify for sales load reductions.

         PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

     o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Platinum MasterCard(R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

     o comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds - RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New

          Jersey Municipal Money Fund and RMA New York Municipal Money Fund. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR
          INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND;

     o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

     o Platinum MasterCard(R), with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Platinum MasterCard(R) are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

     o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

     o unlimited electronic funds transfers and bill payment service for an additional fee;

     o expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

     o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

         The annual account fee for an RMA account is $85, which includes the Platinum MasterCard(R), with an additional fee of $40 if the investor selects an optional line of credit with the Platinum MasterCard(R).

                          CONVERSION OF CLASS B SHARES

         Class B shares of the fund will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

         The conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition will not continue to be met.

                               VALUATION OF SHARES

         The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities and other assets are valued based upon market quotations when those quotations are readily available unless, in Mitchell Hutchins' judgment, those quotations do not adequately reflect the fair value of the security. Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Securities and assets for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return  quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)n  =    ERV
       where:      P =    a hypothetical initial payment of $1,000 to purchase
                          shares of a specified class
                   T =    average annual total return of shares of that class
                   n =    number of years
                 ERV =    ending redeemable value of a hypothetical $1,000
                          payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

         The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

         Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

         The following tables show performance information for each class of the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.



CLASS                                             CLASS A          CLASS B        CLASS C     CLASS Y
(INCEPTION DATE)                                 (5/10/93)        (1/30/96)      (7/22/92)   (5/10/93)
------------------                               ---------        ---------     ---------    ---------
Year ended August 31, 2000:
         Standardized Return*.................      9.22%          8.54%         12.55%       14.72%
         Non-Standardized Return..............     14.37%         13.54%         13.55%       14.72%
Five Years ended August 31, 2000
         Standardized Return*.................     21.57%           N/A          21.79%       23.04%
         Non-Standardized Return..............     22.70%           N/A          21.79%       23.04%
Inception to August 31, 2000:
         Standardized Return*.................     18.43%         20.62%         17.51%       19.51%
         Non-Standardized Return..............     19.18%         20.85%         17.51%       19.51%

----------------

* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, the performance information is the same for both standardized return and non-standardized return for the periods indicated.


         OTHER INFORMATION. In Performance Advertisements, the fund may compare its Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper") CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock, bond and other indices, including the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, the Salomon Smith Barney Non-U.S. World Government Bond
Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, SMART MONEY, MUTUAL FUNDS, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the fund are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the fund generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

         The fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.

[REPRESENTATION OF CHART]

                           IBBOTSON CHART PLOT POINTS

     CHART SHOWING PERFORMANCE OF S&P 500, LONG-TERM U.S. GOVERNMENT BONDS,
              TREASURY BILLS AND INFLATION FROM 1925 THROUGH 1999

    YEAR            COMMON STOCKS             LONG-TERM GOV'T BONDS              INFLATION/CPI           TREASURY BILLS
    1925                $10,000                       $10,000                         $10,000                  $10,000
    1926                $11,162                       $10,777                          $9,851                  $10,327
    1927                $15,347                       $11,739                          $9,646                  $10,649
    1928                $22,040                       $11,751                          $9,553                  $11,028
    1929                $20,185                       $12,153                          $9,572                  $11,552
    1930                $15,159                       $12,719                          $8,994                  $11,830
    1931                 $8,590                       $12,044                          $8,138                  $11,957
    1932                 $7,886                       $14,073                          $7,300                  $12,072
    1933                $12,144                       $14,062                          $7,337                  $12,108
    1934                $11,969                       $15,472                          $7,486                  $12,128
    1935                $17,674                       $16,243                          $7,710                  $12,148
    1936                $23,669                       $17,464                          $7,803                  $12,170
    1937                $15,379                       $17,504                          $8,045                  $12,207
    1938                $20,165                       $18,473                          $7,821                  $12,205
    1939                $20,082                       $19,570                          $7,784                  $12,208
    1940                $18,117                       $20,761                          $7,859                  $12,208
    1941                $16,017                       $20,955                          $8,622                  $12,216
    1942                $19,275                       $21,629                          $9,423                  $12,248
    1943                $24,267                       $22,080                          $9,721                  $12,291
    1944                $29,060                       $22,702                          $9,926                  $12,332
    1945                $39,649                       $25,139                         $10,149                  $12,372
    1946                $36,449                       $25,113                         $11,993                  $12,416
    1947                $38,529                       $24,454                         $13,073                  $12,478
    1948                $40,649                       $25,285                         $13,426                  $12,580
    1949                $48,287                       $26,916                         $13,184                  $12,718
    1950                $63,601                       $26,932                         $13,948                  $12,870
    1951                $78,875                       $25,873                         $14,767                  $13,063
    1952                $93,363                       $26,173                         $14,898                  $13,279
    1953                $92,439                       $27,125                         $14,991                  $13,521
    1954               $141,084                       $29,075                         $14,916                  $13,638
    1955               $185,614                       $28,699                         $14,972                  $13,852
    1956               $197,783                       $27,096                         $15,400                  $14,193
    1957               $176,457                       $29,117                         $15,866                  $14,639
    1958               $252,975                       $27,342                         $16,145                  $14,864
    1959               $283,219                       $26,725                         $16,387                  $15,303
    1960               $284,549                       $30,407                         $16,629                  $15,711
    1961               $361,060                       $30,703                         $16,741                  $16,045
    1962               $329,545                       $32,818                         $16,946                  $16,483
    1963               $404,685                       $33,216                         $17,225                  $16,997
    1964               $471,388                       $34,381                         $17,430                  $17,598
    1965               $530,081                       $34,625                         $17,765                  $18,289
    1966               $476,737                       $35,889                         $18,361                  $19,159
    1967               $591,038                       $32,594                         $18,920                  $19,966
    1968               $656,415                       $32,509                         $19,814                  $21,005
    1969               $600,590                       $30,860                         $21,024                  $22,388
    1970               $624,653                       $34,596                         $22,179                  $23,849
    1971               $714,058                       $39,173                         $22,924                  $24,895
    1972               $849,559                       $41,400                         $23,706                  $25,851
    1973               $725,003                       $40,942                         $25,792                  $27,643
    1974               $533,110                       $42,725                         $28,939                  $29,855
    1975               $731,443                       $46,653                         $30,969                  $31,588
    1976               $905,842                       $54,470                         $32,458                  $33,193
    1977               $840,766                       $54,095                         $34,656                  $34,893
    1978               $895,922                       $53,458                         $37,784                  $37,398
    1979             $1,061,126                       $52,799                         $42,812                  $41,279
    1980             $1,405,137                       $50,715                         $48,120                  $45,917
    1981             $1,336,161                       $51,657                         $52,421                  $52,671
    1982             $1,622,226                       $72,507                         $54,451                  $58,224
    1983             $1,987,451                       $72,979                         $56,518                  $63,347
    1984             $2,111,991                       $84,274                         $58,753                  $69,586
    1985             $2,791,166                      $110,371                         $60,968                  $74,960
    1986             $3,306,709                      $137,446                         $61,657                  $79,580
    1987             $3,479,675                      $133,716                         $64,376                  $83,929
    1988             $4,064,583                      $146,650                         $67,221                  $89,257
    1989             $5,344,555                      $173,215                         $70,345                  $96,728
    1990             $5,174,990                      $183,924                         $74,640                 $104,286
    1991             $6,755,922                      $219,420                         $76,927                 $110,121
    1992             $7,274,115                      $237,092                         $79,159                 $113,982
    1993             $8,000,785                      $280,339                         $81,334                 $117,284
    1994             $8,105,379                      $258,556                         $83,510                 $121,862
    1995            $11,139,184                      $340,435                         $85,630                 $128,680
    1996            $13,709,459                      $337,265                         $88,475                 $135,381
    1997            $18,272,762                      $390,735                         $89,897                 $142,496
    1998            $23,495,420                      $441,777                         $91,513                 $149,416
    1999            $28,456,286                      $402,177                         $93,998                 $156,414


Source: STOCKS, BONDS, BILLS AND INFLATION 1999 YEARBOOK(TM), Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

         The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

         Over time, although subject to greater risks and higher volatility, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From January 1, 1926 to December 31, 1999, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $28,456,286, significantly more than any other investment.

                                      TAXES

         BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of the fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of the fund within 90 days of purchase and subsequently acquires Class A shares of the same fund or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

         CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion of Class B shares to Class A shares.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code. To qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         OTHER INFORMATION. Dividends and other distributions declared by the fund in December of any year that are payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January.

         A portion of the dividends (whether paid in cash or in additional shares) from the fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for the fund may not exceed the aggregate dividends received by the fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, char-acter and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures derived by the fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.

         Certain futures contracts in which the fund may invest may be subject to section 1256 of the Internal Revenue Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

         Offsetting positions in any actively traded security, option or futures contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

         When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to sub-stantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         If the fund acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-protected securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index, it must include in its gross income the OID that accrues on those securities and the amount of any principal increases on TIPS during the taxable year, even if it receives no corresponding payment on them during the year. Similar treatment applies with respect to securities purchased at a discount from their face value ("market discount"). Because the fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

         The foregoing is only a general summary of some of the important federal tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                                OTHER INFORMATION

         MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         Classes of Shares. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

         VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

         The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

         CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

         PRIOR NAMES. Prior to November 1, 1995, the fund was named "Mitchell Hutchins/Kidder, Peabody Asset Allocation Fund" and prior to February 13, 1995, it was named "Kidder, Peabody Asset Allocation Fund." Prior to November 10, 1995, the fund's Class C shares were called "Class B" shares.

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc., a subsidiary of PNC Bank, N.A, serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

          COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

          AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as the fund's independent auditors.

                              FINANCIAL STATEMENTS

         The fund's Annual Report to Shareholders for its last fiscal year ended August 31, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                      [This Page Intentionally Left Blank]

 Investors   should   rely  only  on  the
 information  contained in the Prospectus
 and   this   Statement   of   Additional
 Information.    The    fund    and   its
 distributor has not authorized anyone to
 provide  you  with  information  that is
 different.   The   Prospectus  and  this
 Statement of Additional  Information are
 not an offer to sell  shares of the fund
 in any  jurisdiction  where  the fund or
 its  distributor  may not lawfully  sell
 those shares.                                                      PAINEWEBBER
                                                       TACTICAL ALLOCATION FUND




                                             -----------------------------------

                                             Statement of Additional Information

                                                              December 31, 2000

                                             -----------------------------------






(C)2000 PaineWebber Incorporated. All rights reserved.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(1)       Amended and Restated Declaration of Trust(1)

(2)       Restated By-Laws(1)

(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest(2)

(4)       (a)  Investment  Advisory and  Administration  Contract  applicable to
               PaineWebber Tactical Allocation Fund(3)

          (b) Interim Investment Management and Administration Contract applicable to PaineWebber Global Equity Fund (filed herewith)

          (c) Interim Sub-Advisory Contract with Martin Currie Inc. applicable to PaineWebber Global Equity Fund (filed herewith)

(5)       (a)  Distribution Contract (filed herewith)

          (b)  Dealer Agreement (filed herewith)

(6)      Bonus, profit sharing or pension plans - none

(7)      Custody Contract(1)

(8)      Transfer Agency Services and Shareholder Services Agreement(4)

(9)      Opinion and consent of counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents:
         Auditors' consent (filed herewith)

(11)     Financial statements omitted from prospectus - none

(12)     Purchase Agreement(1)

(13)     (a) Plan of Distribution pursuant to Rule 12b-1 with
             respect to Class A shares(5)

         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares(5)

         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares(5)

(14)     Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)

(15)     (a) Code of Ethics for Registrant, its investment adviser and its principal distributor(6)

         (b) Code of Ethics for Martin Currie Inc.(7)

---------



(1) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement, SEC File No. 33-39659, filed - on February 27, 1998.

(2)       Incorporated  by  reference  from  Articles  IV, V, VI, VII,  and X of
          Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

(3) Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-39659, filed on December 29, 1995.

(4) Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-39659, filed on September 1, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement, SEC File No. 33-39659, filed on November 23, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

(7) Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of PaineWebber PACE Select Advisors Trust, SEC File No. 33-87254, filed November 9, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant
         None.

Item 25.  Indemnification

     Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

     Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

     Section 9 of the Investment Advisory and Administration Contract or the Interim Investment Management and Administration Contract (each an "Advisory Contract") between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Trust provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which each Advisory Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Each Advisory Contract also provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Advisory Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 6 of the Interim Sub-Advisory Contract between Mitchell Hutchins and Martin Currie Inc. provides that Martin Currie Inc. shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which such Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Martin Currie Inc. in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract.

     Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Distribution Contract.

     Section 10 of the Distribution Contract contains provisions similar to that of the section of each Advisory Contract limiting the liability of the Trust's trustees.

     Section 9 of the Dealer Agreement contains provisions similar to Section 9 of the Distribution Contract with respect to PaineWebber Incorporated ("PaineWebber").

     Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     (a) Mitchell Hutchins Asset Management Inc. Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is an indirect wholly owned subsidiary of UBS AG. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

     (b) Martin Currie Inc. Martin Currie Inc. serves as sub-adviser for PaineWebber Global Equity Fund. Martin Currie Inc. is primarily engaged in the investment management business. Information on the offices and directors of Martin Currie Inc. is included in its Form ADV filed with the Securities and Exchange Commission (registration number 801-14261) and is incorporated herein by reference.

Item 27.  Principal Underwriters

     (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS LIR MONEY SERIES
         MITCHELL HUTCHINS SECURITIES TRUST
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.

     (b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.



                                                                             Positions and Offices With Underwriter or
        Name                     Positions and Offices With Registrant                         Dealer
        ----                     -------------------------------------               ------------------------
  Margo N. Alexander*            Trustee                                     Chairman and a Director of Mitchell
                                                                             Hutchins and an Executive Vice President
                                                                             and a Director of PaineWebber

  Brian M. Storms*               Trustee and President                       Chief Executive Officer and President of
                                                                             Mitchell Hutchins

  T. Kirkham Barneby*            Vice President                              Managing Director and Chief Investment
                                                                             Officer-Quantitative Investments of
                                                                             Mitchell Hutchins

  Thomas Disbrow***              Vice President and Assistant Treasurer      First Vice President and a Senior Manager
                                                                             of the Mutual Fund Finance Department of
                                                                             Mitchell Hutchins

  Amy R. Doberman**              Vice President                              Senior Vice President and General Counsel
                                                                             of Mitchell Hutchins

  John J. Lee***                 Vice President and Assistant Treasurer      Vice President and a Manager of the Mutual
                                                                             Fund Finance Department of Mitchell
                                                                             Hutchins

  Kevin J. Mahoney***            Vice President and Assistant Treasurer      First Vice President and a Senior Manager
                                                                             of the Mutual Fund Finance Department of
                                                                             Mitchell Hutchins

  Ann E. Moran***                Vice President and Assistant Treasurer      Vice President and a Manager of the Mutual
                                                                             Fund Finance Department of Mitchell
                                                                             Hutchins

  Dianne E. O'Donnell**          Vice President and Secretary                Senior Vice President and Deputy General
                                                                             Counsel of Mitchell Hutchins

  Paul H. Schubert***            Vice President and Treasurer                Senior Vice President and the Director of
                                                                             the Mutual Fund Finance Department of
                                                                             Mitchell Hutchins

  Barney A. Taglialatela***      Vice President and Assistant Treasurer      Vice President and a Manager of the Mutual
                                                                             Fund Finance Department of Mitchell
                                                                             Hutchins

  Keith A. Weller**              Vice President and Assistant Secretary      First Vice President and Senior Associate
                                                                             General Counsel of Mitchell Hutchins

--------------
*This person's business address of this person is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address of this person is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

         (c)      None.

Item 28.  Location of Accounts and Records

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019-6028 and Mitchell Hutchins, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29.  Management Services

         Not applicable.

Item 30.  Undertakings

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of December, 2000.

                                            PAINEWEBBER INVESTMENT TRUST

                                            By:    /s/ Dianne E. O'Donnell
                                                   --------------------------
                                                   Dianne E. O'Donnell
                                                   Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                            Title                                      Date
---------                            -----                                      ----
/s/ Brian M. Storms               President and Trustee                      December 27, 2000
---------------------------       (Chief Executive Officer)
Brian M. Storms*

/s/ E. Garrett Bewkes, Jr.        Trustee and Chairman                       December 27, 2000
---------------------------       of the Board of Trustees
E. Garrett Bewkes, Jr. **

/s/ Margo N. Alexander            Trustee                                    December 27, 2000
---------------------------
Margo N. Alexander **

/s/ Richard Q. Armstrong          Trustee                                    December 27, 2000
---------------------------
Richard Q. Armstrong **

/s/ Richard R Burt                Trustee                                    December 27, 2000
---------------------------
Richard R. Burt **

/s/ Meyer Feldberg                Trustee                                    December 27, 2000
---------------------------
Meyer Feldberg **

/s/ George W. Gowen               Trustee                                    December 27, 2000
---------------------------
George W. Gowen **

/s/ Frederic V. Malek             Trustee                                    December 27, 2000
---------------------------
Frederic V. Malek **

/s/ Carl W. Schafer               Trustee                                    December 27, 2000
---------------------------
Carl W. Schafer **

/s/ Paul H. Schubert              Vice President and Treasurer (Chief        December 27, 2000
---------------------------       Financial and Accounting Officer)
Paul H. Schubert

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit No. 16 to Post-Effective Amendment No. 28 to the registration statement of PaineWebber Securities Trust, SEC File 33-55374, filed November 30, 2000.

** Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                          PAINEWEBBER INVESTMENT TRUST

                                  EXHIBIT INDEX

Exhibit
Number
-------
(1)      Amended and Restated Declaration of Trust(1)


(2)      Restated By-Laws(1)


(3) Instruments defining the rights of the holders of Registrant's shares of beneficial interest(2)

(4)      (a)      Investment Advisory and Administration Contract applicable to
                  PaineWebber Tactical Allocation Fund(3)


         (b) Interim Investment Management and Administration Contract applicable to PaineWebber Global Equity Fund (filed herewith)

         (c) Interim Sub-Advisory Contract with Martin Currie Inc. applicable to PaineWebber Global Equity Fund (filed herewith)

(5)      (a)      Distribution Contract (filed herewith)

         (b)      Dealer Agreement (filed herewith)

(6)      Bonus, profit sharing or pension plans - none

(7)      Custody Contract(1)

(8)      Transfer Agency Services and Shareholder Services Agreement(4)

(9)      Opinion and consent of counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents:
         Auditors' consent (filed herewith)

(11)     Financial statements omitted from prospectus - none

(12)     Purchase Agreement(1)

(13)     (a)   Plan of Distribution pursuant to Rule 12b-1 with respect to
               Class A shares(5)

         (b) Plan of Distribution pursuant to Rule 12b-1 with respec to Class B shares(5)

         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares(5)

(14)     Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)

(15)     (a)   Code of Ethics for Registrant, its investment adviser and its principal distributor(6)

         (b)   Code of Ethics for Martin Currie Inc.(7)

------------------------------

(1) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement, SEC File No. 33-39659, filed on February 27, 1998.

(2) Incorporated by reference from Articles IV, V, VI, VII, and X of Registrant's Amended and Restated Declaration of Trust and from Articles II and XI of Registrant's Restated By-Laws.

(3) Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement, SEC File No. 33-39659, filed on December 29, 1995.

(4) Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-39659, filed on September 1, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement, SEC File No. 33-39659, filed on November 23, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

(7) Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of PaineWebber PACE Select Advisors Trust, SEC File No. 33-87254, filed November 9, 2000.